Loss per share (Tables)	12 Months Ended
Oct. 31, 2022
Earnings per share [abstract]
Summary of earnings per share

For the years ended October 31,	2022	2021	2020
Total net loss	$(53.7)	$(226.6)	$(9.4)
Weighted average number of common shares (in millions)	170.7	110.1	82.6
Basic and diluted loss per share	$(0.31)	$(2.06)	$(0.11)
The following table presents shares from instruments that could dilute basic loss per share in the future, but were not included in the calculation of diluted loss per share because they are antidilutive for the periods presented:

For the years ended October 31,	2022	2021	2020
Stock options	4.5	5.3	5.3
Warrants	—	23.0	—
Convertible debt	29.4	7.5	—
Restricted share units	2.0	0.7	—
	35.9	36.5	5.3